Equity (Schedule of Accumulated other comprehensive income (loss)) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning of period	$ (10,774)	$ (3,647)
Other comprehensive income (loss) before reclassifications	922	(5,093)
Amounts reclassified from accumulated other comprehensive income	(151)	1,311
Other comprehensive income (loss)	771	(3,782)
Balance as of end of period	(10,003)	(7,429)
Net unrealized gain (loss) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning of period	(107)	(1,243)
Other comprehensive income (loss) before reclassifications	542	327
Amounts reclassified from accumulated other comprehensive income	(151)	1,311
Other comprehensive income (loss)	391	1,638
Balance as of end of period	284	395
Foreign currency translation adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of beginning of period	(10,667)	(2,404)
Other comprehensive income (loss) before reclassifications	380	(5,420)
Amounts reclassified from accumulated other comprehensive income
Other comprehensive income (loss)	380	(5,420)
Balance as of end of period	$ (10,287)	$ (7,824)